Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses
Salaries, fees and short-term benefits	$ 4,513	$ 3,199	$ 6,394
Share-based payments	135	317	417
Employee benefits expense	4,648	3,515	6,811
Depreciation, amortization and impairment	3,132	2,772	2,017
Research and development	1,547	1,996	2,887
Manufacturing	249	943	752
Inventory material costs	5,790	3,355	3,851
Write-down of inventories	1,339	682	1,983
Medical affairs	58	161	718
Administration	1,395	398	821
Selling and logistics	5,114	2,975	6,997
Professional fees	565	2,920	1,578
Expenses by nature	$ 23,837	$ 19,717	$ 28,415